Derivative Financial Instruments - Details of Quantitative Disclosure of Debt Cash Flow Maturities (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($) $ / £ $ / € $ / MXV $ / SFr $ / ¥ $ / $	Dec. 31, 2024 MXN ($) $ / £ $ / MXV $ / SFr $ / $ $ / € $ / ¥
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / $	17.9667
U.S
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / $	17.9667	20.2683
Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / ¥	0.1146	0.1289
Pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / £	24.1607	25.3860
UDIs
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / MXV	8.665387	8.340909
Euro
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / €	21.0974	20.9868
Swiss francs
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / SFr	22.6728	22.3721
Total Carrying Value
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 1,501,486,617	$ 1,940,045,761
Total Carrying Value | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,238,612,005	1,461,236,994
Total Carrying Value | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 1,103,023,798	$ 1,230,515,611
Average interest rate (%)	6.61%	6.90%
Total Carrying Value | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 9,165,982	$ 10,306,353
Average interest rate (%)	0.54%	0.54%
Total Carrying Value | Fixed rate (pound sterling)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 0	$ 11,412,443
Average interest rate (%)	0.00%	3.75%
Total Carrying Value | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 31,361,411	$ 31,318,419
Average interest rate (%)	7.47%	7.47%
Total Carrying Value | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 43,138,222	$ 41,592,362
Average interest rate (%)	4.10%	4.10%
Total Carrying Value | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 51,922,592	$ 136,091,806
Average interest rate (%)	4.20%	4.24%
Total Carrying Value | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 262,874,612	$ 478,808,767
Total Carrying Value | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	158,405,688	279,865,261
Total Carrying Value | Variable rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		0
Total Carrying Value | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	104,468,924	198,943,506
Maturity Period One
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	315,416,498	386,492,023
Maturity Period One | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	80,077,882	81,292,407
Maturity Period One | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	12,519,293	35,260,336
Maturity Period One | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	9,165,982
Maturity Period One | Fixed rate (pound sterling)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	0	11,412,443
Maturity Period One | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	31,361,411	0
Maturity Period One | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	27,031,196
Maturity Period One | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	0	34,619,628
Maturity Period One | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	235,338,616	305,199,616
Maturity Period One | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	150,419,184	200,188,707
Maturity Period One | Variable rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		0
Maturity Period One | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	84,919,432	105,010,909
Maturity Period Two
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	84,555,621	320,150,122
Maturity Period Two | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	79,116,542	175,210,262
Maturity Period Two | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	64,366,606	86,518,874
Maturity Period Two | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	0	10,306,353
Maturity Period Two | Fixed rate (pound sterling)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		0
Maturity Period Two | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	0	31,318,419
Maturity Period Two | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	0	26,089,817
Maturity Period Two | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	14,749,936	20,976,799
Maturity Period Two | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	5,439,079	144,939,860
Maturity Period Two | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	2,304,392	70,666,768
Maturity Period Two | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	3,134,687	74,273,092
Maturity Period Three
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	158,916,760	153,134,281
Maturity Period Three | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	141,217,463	147,384,893
Maturity Period Three | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	126,151,662	121,204,555
Maturity Period Three | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		0
Maturity Period Three | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		0
Maturity Period Three | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	6,251,057	0
Maturity Period Three | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	8,814,744	26,180,338
Maturity Period Three | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	17,699,297	5,749,388
Maturity Period Three | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	2,167,894	2,599,593
Maturity Period Three | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	15,531,403	3,149,795
Maturity Period Four
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	99,401,877	113,244,101
Maturity Period Four | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	96,948,569	95,267,088
Maturity Period Four | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	70,651,043	63,114,264
Maturity Period Four | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	0	6,016,293
Maturity Period Four | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	26,297,526	26,136,531
Maturity Period Four | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	2,453,308	17,977,013
Maturity Period Four | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,569,906	2,445,609
Maturity Period Four | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	883,402	15,531,404
Maturity Period Five
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	141,672,703	76,325,207
Maturity Period Five | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	139,997,379	73,575,884
Maturity Period Five | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	137,936,993	47,437,960
Maturity Period Five | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		0
Maturity Period Five | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	2,060,386	26,137,924
Maturity Period Five | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,675,324	2,749,323
Maturity Period Five | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,675,324	1,771,017
Maturity Period Five | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	0	978,306
Maturity Period After Year Five
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	701,523,158	890,700,027
Maturity Period After Year Five | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	701,254,170	888,506,460
Maturity Period After Year Five | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	691,398,201	876,979,622
Maturity Period After Year Five | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	9,855,969	9,486,252
Maturity Period After Year Five | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	0	2,040,586
Maturity Period After Year Five | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	268,988	2,193,567
Maturity Period After Year Five | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	268,988	2,193,567
Maturity Period After Year Five | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	0	0
Fair Value
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,432,095,661	1,745,481,072
Fair Value | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,192,957,438	1,320,652,952
Fair Value | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,057,574,064	1,101,026,216
Fair Value | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	9,114,175	9,770,917
Fair Value | Fixed rate (pound sterling)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	0	11,040,295
Fair Value | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	31,278,825	28,727,389
Fair Value | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	41,535,025	35,817,620
Fair Value | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	53,455,349	134,270,515
Fair Value | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	239,138,223	424,828,120
Fair Value | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	132,067,127	222,992,037
Fair Value | Variable rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		0
Fair Value | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 107,071,096	$ 201,836,083